Fees and Commissions Income [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Text Block [Abstract]
Details of Fees and Commissions Income [Table Text Block]

	2014	2015	2016
	(in millions)
Fees and commissions on deposits	¥46,146	¥57,138	¥58,865
Fees and commissions on remittances and transfers	158,786	168,124	169,101
Fees and commissions on foreign trading business	68,273	71,487	84,688
Fees and commissions on credit card business	157,227	179,669	193,646
Fees and commissions on security-related services	300,050	285,728	285,334
Fees and commissions on administration and management services for investment funds	126,707	141,050	149,916
Trust fees	105,721	106,943	110,051
Guarantee fees	52,634	52,982	44,740
Insurance commissions	39,669	63,344	69,485
Fees and commissions on real estate business	34,715	36,364	43,516
Other fees and commissions	204,188	238,151	266,530

Total	¥1,294,116	¥1,400,980	¥1,475,872

Note:

(1)	The table above reflects changes that were made to the components of fees and commissions in the fiscal year ended March 31, 2015. The following components were redefined in 2015 and certain reclassifications were made between the components: Fees and commissions on deposits, Fees and commissions on remittances and transfers, Fees and commissions on security-related services, Fees and commissions on administration and management services for investment funds and Other fees and commissions. The amounts for the fiscal years ended March 31, 2014 have been reclassified to conform to the presentation for the fiscal year ended March 31, 2015 and 2016.